Frontegra HEXAM Emerging Markets Fund (Prospectus Summary) | Frontegra HEXAM Emerging Markets Fund
SUMMARY SECTION
Investment Objective.
The investment objective of the Frontegra HEXAM Emerging Markets Fund (the "Fund") is long-term capital growth.
Fees and Expenses of the Fund.
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Redemption Fee (as a percentage of amount redeemed, if applicable)	Service Fee (for shares redeemed by wire) USD ($)
Frontegra HEXAM Emerging Markets Fund	2.00%	15.00

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Frontegra HEXAM Emerging Markets Fund
Management Fees		0.90%
Distribution (12b-1) Fees		none
Other Expenses		0.75%
Acquired Fund Fees and Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.66%
Fee Waiver	[2]	(0.35%)
Total Annual Fund Operating Expenses After Fee Waiver		1.31%
[1]	Acquired Fund Fees and Expenses ("AFFE") are fees and expenses incurred by the Fund in connection with its investment in other investment companies. Total Annual Fund Operating Expenses shown will not correlate to the Fund's ratio of expenses to average net assets appearing in the Financial Highlights table, which does not include AFFE.
[2]	Pursuant to an expense cap agreement between Frontegra Asset Management, Inc. ("Frontegra"), the Fund's investment adviser, and the Fund, Frontegra has contractually agreed to waive its management fee and/or reimburse the Fund's operating expenses to the extent necessary to ensure that the Fund's total operating expenses (excluding taxes, interest, brokerage commissions, AFFE and extraordinary expenses) do not exceed 1.30% of the Fund's average daily net assets. Frontegra is entitled to recoup the fees waived and/or expenses reimbursed within a three-year period from the time the expenses were incurred to the extent of the expense limitation. The expense cap agreement will continue in effect until October 31, 2013 with successive renewal terms of one year unless terminated by Frontegra or the Company prior to any such renewal. "Other Expenses" are presented before any waivers or expense reimbursements.

Example.
The following example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Frontegra HEXAM Emerging Markets Fund	133	489	869	1,936

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when
Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the
Fund's performance. During its most recent fiscal year, the Fund's portfolio turnover rate was 89% of the average value of its portfolio.
Principal Investment Strategy.
Under normal market conditions, the Fund invests at least 80% of its net assets in securities of emerging market companies. For purposes of the 80% policy, net assets include any borrowings for investment purposes. The Fund invests primarily in equity securities but may also invest in equity-related instruments and certain fixed income securities. Equity-related instruments include American Depositary
Receipts ("ADRs"), Global Depositary Receipts ("GDRs"), Participatory Notes
("P-Notes") and convertible securities.  HEXAM Capital Partners, LLP, the Fund's subadviser ("HEXAM"), defines emerging markets as any market not included in the
MSCI World Index, which includes 21 developed market country indices. The Fund will invest primarily in the markets represented in the MSCI Emerging Markets Index, a free float-adjusted market capitalization index that is designed to measure the market performance of emerging markets. As of September 30, 2012, the MSCI Emerging
Markets Index consisted of the following 21 emerging market country indices: Brazil,
Chile, China, Colombia, Czech Republic, Egypt, Hungary, India, Indonesia, Korea,
Malaysia, Mexico, Morocco, Peru, Philippines, Poland, Russia, South Africa, Taiwan,
Thailand and Turkey. HEXAM considers "emerging market companies" to be companies organized under the laws of emerging market countries, have securities principally traded on an exchange or over-the-counter in the emerging market countries or companies that, regardless of where they are organized or traded, have at least 50% of assets located in and/or derive at least 50% of their revenues from goods purchased or sold, investments made or services performed in or with emerging market countries.

The Fund may invest up to 20% of its total assets in companies listed on regulated exchanges of countries not included in the MSCI Emerging Markets Index (excluding
GDRs and ADRs of emerging market companies). The Fund may also invest up to 20% of its total assets in government-backed fixed income securities issued by governments included in the MSCI Emerging Markets Index.
Principal Investment Risks.
Market Risks. The Fund's investments are subject to market risk, which may cause the value of the Fund's investments to decline. If the value of the
Fund's investments goes down, the share price of the Fund will go down, and you may lose money. U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties in recent years.

Equity Securities Risks. Common stocks and other equity securities held by the
Fund will fluctuate in value based on the earnings of the company and on general industry and market conditions.

Stock Selection Risks. The stocks selected for the Fund may decline in value or not increase in value when the stock market in general is rising.

Liquidity Risks. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and price that HEXAM would like to sell. HEXAM may have to lower the price, sell other securities instead or forego an investment opportunity.

Foreign Securities Risks. Investments in securities of foreign companies involve additional risks, including less liquidity, currency-rate fluctuations, political and economic instability and differences in financial reporting standards and securities market regulation.

Currency Risks. The value of the Fund's foreign securities as measured in U.S.
dollars may be affected unfavorably by changes in foreign currency exchange rates. The Fund may also incur costs in connection with conversions between various currencies.

ADR and GDR Risks. The risks of ADRs and GDRs include many of the risks associated with investing directly in foreign securities, such as currency-rate fluctuations and political and economic instability.

P-Note Risks. The risks of P-Notes also include many of the risks associated investing directly in foreign securities. Additionally, P-Notes may be subject to counterparty risk, which is the risk that the broker-dealer or bank that issues the notes will not fulfill its contractual obligations under the notes.

Emerging Markets Risks. The risks of foreign investments typically are greater in emerging markets due to factors such as smaller securities markets and lower trading volumes, less developed legal and accounting structures, substantial influence by an emerging market country's government over the private sector and potential high levels of inflation, deflation or currency devaluations.

Settlement Risks. Settlement problems, which could result in periods when assets of the Fund are not invested and no return is earned thereon or restrictions on the Fund's ability to dispose of a portfolio security, are more prominent in emerging market countries.

Region or Sector Risks. The Fund may invest a higher percentage of its total assets in a particular country, region or sector of international markets, which may have a significant impact on the Fund's overall portfolio.

Non-U.S. Government-Backed Fixed Income Securities Risks. The Fund may invest in government-backed fixed income securities issued by the governments of countries included in the MSCI Emerging Markets Index, such as "non-dollar bonds" or U.S. dollar foreign bonds. Indirect foreign currency risk and the other foreign risk factors apply to the foreign issuers of U.S. dollar foreign bonds. Investments in non-U.S. Government securities are also subject to varying degrees of credit risk (the risk that an issuer may be unable to meet scheduled interest and principal payment obligations or may default) and interest rate risk (the risk that bond prices generally fall as interest rates rise).

Management Risks. The Fund is subject to management risk as an actively-managed investment portfolio. There can be no guarantee that the decisions of the portfolio managers will produce the desired results.
Performance.
The bar chart and table show the historical performance of the Fund and provide some indication of the risks of investing in the Fund. The bar chart shows the
Fund's total returns before taxes for the past year, while the table shows how the Fund's average annual returns compare with a broad measure of market performance.  Please keep in mind that the Fund's past performance (before and after taxes) does not necessarily represent how it will perform in the future.
Updated performance data is available on the Company's website at www.frontegra.com or by calling toll-free to 1-888-825-2100.
Calendar Year Total Returns

The Fund's return from January 1, 2012 through September 30, 2012 was 0.00%.

Best and Worst Quarterly Performance (during the periods shown above)

Best Quarter Return        Worst Quarter Return

7.49% (4th quarter, 2011) (30.84)% (3rd quarter, 2011)
The after-tax returns for the Fund were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold shares of the
Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns	Label	1 Year	Since Inception	Inception Date
Frontegra HEXAM Emerging Markets Fund	Return Before Taxes	(30.56%)	(28.66%)	Dec. 20, 2010
Frontegra HEXAM Emerging Markets Fund After Taxes on Distributions	Return After Taxes on Distributions	(30.51%)	(28.60%)	Dec. 20, 2010
Frontegra HEXAM Emerging Markets Fund After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(19.43%)	(24.12%)	Dec. 20, 2010
Frontegra HEXAM Emerging Markets Fund MSCI Emerging Markets Index (Net)	MSCI Emerging Markets Index (Net) (reflects no deductions for fees, expense or taxes)	(18.42%)	(15.01%)	Dec. 20, 2010